Loans and Allowance for Loan Losses - Balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method (Details 1) - Loans Receivable - USD ($)
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Allowance for loan losses:
Balance, beginning of year	$ 2,956,264	$ 3,406,434
Provision charged to expense	140,000	240,000
Losses charged off	(293,829)	(704,388)
Recoveries	117,159	14,218
Balance, end of year	2,919,594	2,956,264
Ending balance: individually evaluated for impairment	800,664	695,507
Ending balance: collectively evaluated for impairment	2,118,930	2,260,757
Loans:
Ending balance	195,988,766	187,684,292
Ending balance: individually evaluated for impairment	3,840,156	3,959,047
Ending balance: collectively evaluated for impairment	192,148,610	183,725,245
Real estate loans
Loans:
Ending balance	140,691,759	136,438,338
Real estate loans | 1-4 family
Allowance for loan losses:
Balance, beginning of year	999,260	856,144
Provision charged to expense	(10,386)	241,875
Losses charged off	(199,392)	(100,319)
Recoveries	40,122	1,560
Balance, end of year	829,604	999,260
Ending balance: individually evaluated for impairment	176,079	183,196
Ending balance: collectively evaluated for impairment	653,525	816,064
Loans:
Ending balance	47,395,344	44,561,089
Ending balance: individually evaluated for impairment	658,734	713,962
Ending balance: collectively evaluated for impairment	46,736,610	43,847,127
Real estate loans | Commercial Real Estate
Allowance for loan losses:
Balance, beginning of year	855,463	745,760
Provision charged to expense	29,238	392,009
Losses charged off	(27,464)	(287,474)
Recoveries	60,289	5,168
Balance, end of year	917,526	855,463
Ending balance: individually evaluated for impairment	487,205	348,240
Ending balance: collectively evaluated for impairment	430,321	507,223
Loans:
Ending balance	40,381,680	40,474,855
Ending balance: individually evaluated for impairment	1,598,530	1,690,251
Ending balance: collectively evaluated for impairment	38,783,150	38,784,604
Real estate loans | Agricultural Real Estate
Allowance for loan losses:
Balance, beginning of year	195,546	175,028
Provision charged to expense	$ 6,372	$ 20,518
Losses charged off
Recoveries
Balance, end of year	$ 201,918	$ 195,546
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	$ 201,918	$ 195,546
Loans:
Ending balance	41,223,190	40,119,130
Ending balance: individually evaluated for impairment	839,546	1,009,889
Ending balance: collectively evaluated for impairment	40,383,644	39,109,241
Commercial loans
Allowance for loan losses:
Balance, beginning of year	421,809	1,034,189
Provision charged to expense	$ (35,327)	(327,057)
Losses charged off		(285,411)
Recoveries	$ 138	88
Balance, end of year	386,620	421,809
Ending balance: individually evaluated for impairment	127,458	154,089
Ending balance: collectively evaluated for impairment	259,162	267,720
Loans:
Ending balance	25,453,058	26,813,880
Ending balance: individually evaluated for impairment	277,628	240,805
Ending balance: collectively evaluated for impairment	25,175,430	26,573,075
Agricultural loans
Allowance for loan losses:
Balance, beginning of year	57,934	52,798
Provision charged to expense	$ 105,412	$ 5,136
Losses charged off
Recoveries
Balance, end of year	$ 163,346	$ 57,934
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	$ 163,346	$ 57,934
Loans:
Ending balance	16,102,856	11,844,973
Ending balance: individually evaluated for impairment	406,950	258,140
Ending balance: collectively evaluated for impairment	15,695,906	11,586,833
Home Equity
Allowance for loan losses:
Balance, beginning of year	205,577	201,993
Provision charged to expense	(53,188)	5,887
Losses charged off	(13,724)	(5,403)
Recoveries	10,588	3,100
Balance, end of year	149,253	205,577
Ending balance: individually evaluated for impairment	9,922	9,982
Ending balance: collectively evaluated for impairment	139,331	195,595
Loans:
Ending balance	11,691,545	11,283,264
Ending balance: individually evaluated for impairment	58,340	37,531
Ending balance: collectively evaluated for impairment	11,633,205	11,245,733
Consumer loans
Allowance for loan losses:
Balance, beginning of year	167,319	184,848
Provision charged to expense	49,289	3,950
Losses charged off	(53,249)	(25,781)
Recoveries	6,022	4,302
Balance, end of year	$ 169,381	$ 167,319
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	$ 169,381	$ 167,319
Loans:
Ending balance	13,741,093	12,587,101
Ending balance: individually evaluated for impairment	428	8,469
Ending balance: collectively evaluated for impairment	13,740,665	12,578,632
Unallocated
Allowance for loan losses:
Balance, beginning of year	53,356	155,674
Provision charged to expense	$ 48,590	$ (102,318)
Losses charged off
Recoveries
Balance, end of year	$ 101,946	$ 53,356
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	$ 101,946	$ 53,356
Loans:
Ending balance
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment